Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments (unaudited)
September 30, 2025

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 34.0%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	430,773	$5,664,845
Janus Henderson Enterprise Fund - Class N Shares£	40,929	6,233,477
Janus Henderson European Focus Fund - Class N Shares£	112,186	6,542,702
Janus Henderson Growth and Income Fund - Class N Shares£	88,126	7,092,442
Janus Henderson Overseas Fund - Class N Shares£	192,667	10,664,306
Janus Henderson Research Fund - Class N Shares£	90,169	8,980,081
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	11,515	184,704
Janus Henderson Triton Fund - Class N Shares£	1,481	42,720
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	170,306	2,237,887
		47,643,164
Exchange-Traded Funds (ETFs) – 35.5%
iShares Core International Aggregate Bond	449,688	23,037,516
iShares Russell 2000 Value	20,903	3,695,860
Janus Henderson Emerging Markets Debt Hard Currency£	197,918	10,529,891
Janus Henderson Small Cap Growth Alpha£	1,094	81,807
Vanguard FTSE Emerging Markets	172,535	9,347,946
Vanguard Value	16,269	3,034,006
		49,727,026
Fixed Income Funds – 29.6%
Janus Henderson Developed World Bond Fund - Class N Shares£	2,238,216	17,592,427
Janus Henderson Flexible Bond Fund - Class N Shares£	2,436,028	22,947,376
Janus Henderson High-Yield Fund - Class N Shares£	93,717	702,882
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	55,543	159,964
		41,402,649
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£	1,220,956	1,221,200
Total Investments (total cost $125,999,734) – 100.0%		139,994,039
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(48,716)
Net Assets – 100%		$139,945,323

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 72.0%
Equity Funds - 34.0%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$5,332,565	$71,214	$(140,540)	$30,035	$371,571	$5,664,845	430,773	$-	$-
Janus Henderson Enterprise Fund - Class N Shares
	6,156,632	81,325	(160,014)	10,303	145,231	6,233,477	40,929	-	-
Janus Henderson European Focus Fund - Class N Shares
	6,353,800	83,718	(163,672)	6,949	261,907	6,542,702	112,186	-	-
Janus Henderson Growth and Income Fund - Class N Shares
	6,734,020	98,903	(176,622)	7,987	428,154	7,092,442	88,126	9,444	-
Janus Henderson Overseas Fund - Class N Shares
	10,167,315	135,253	(264,305)	16,884	609,159	10,664,306	192,667	-	-
Janus Henderson Research Fund - Class N Shares
	8,446,253	113,703	(223,998)	23,840	620,283	8,980,081	90,169	-	-
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	174,577	2,444	(4,743)	773	11,653	184,704	11,515	-	-
Janus Henderson Triton Fund - Class N Shares
	41,665	584	(1,046)	109	1,408	42,720	1,481	-	-
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	2,147,347	35,769	(56,265)	9,418	101,618	2,237,887	170,306	7,266	-
Total Equity Funds - 34.0%
	$45,554,174	$622,913	$(1,191,205)	$106,298	$2,550,984	$47,643,164	1,138,152	$16,710	$-

Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Exchange-Traded Funds (ETFs) - 7.5%
Janus Henderson Emerging Markets Debt Hard Currency
	$10,382,132	$136,531	$(275,267)	$498	$285,997	$10,529,891	197,918	$164,479	$-
Janus Henderson Small Cap Growth Alpha
	73,655	1,857	(1,694)	230	7,759	81,807	1,094	98	-
Total Exchange-Traded Funds (ETFs) - 7.5%
	$10,455,787	$138,388	$(276,961)	$728	$293,756	$10,611,698	199,012	$164,577	$-
Fixed Income Funds - 29.6%
Janus Henderson Developed World Bond Fund - Class N Shares
	17,471,791	393,072	(450,682)	18,408	159,838	17,592,427	2,238,216	164,813	-
Janus Henderson Flexible Bond Fund - Class N Shares
	22,785,933	573,394	(585,522)	(48,502)	222,073	22,947,376	2,436,028	277,224	-
Janus Henderson High-Yield Fund - Class N Shares
	689,721	20,757	(17,860)	486	9,778	702,882	93,717	11,699	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	160,065	4,010	(4,111)	29	(29)	159,964	55,543	1,923	-
Total Fixed Income Funds - 29.6%
	$41,107,510	$991,233	$(1,058,175)	$(29,579)	$391,660	$41,402,649	4,823,504	$455,659	$-
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	821,184	1,851,307	(1,451,288)	(3)	-	1,221,200	1,220,956	11,700	-
Total Affiliated Investments - 72.0%
	$97,938,655	$3,603,841	$(3,977,629)	$77,444	$3,236,400	$100,878,711	7,381,624	$648,646	$-

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$47,643,164	$-	$-
Exchange-Traded Funds (ETFs)	49,727,026	-	-
Fixed Income Funds	41,402,649	-	-
Money Markets	-	1,221,200	-
Total Assets	$138,772,839	$1,221,200	$-

Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70266 11-25